PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-    PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2014	2013

Cost:
Demonstration and rental equipment	$16	$4
Research and development equipment	206	206
Manufacturing equipment	149	149
Office furniture and equipment	482	461
Leasehold improvements	419	418

	1,272	1,238
Accumulated depreciation:
Demonstration and rental equipment	-	-
Research and development equipment	179	146
Manufacturing equipment	101	77
Office furniture and equipment	393	378
Leasehold improvements	399	384

	1,072	985

	$200	$253

Depreciation expenses for the year ended December 31, 2014, 2013 and 2012 amounted to $ $87, $108 and $ 119, respectively. In addition, during the years ended December 31, 2014, and December 31, 2013 the Company recorded a reduction of $0 and $6,044 respectively to the cost, and accumulated depreciation of fully depreciated equipment no longer in use.